Taxation (Details) - Schedule of pre-tax loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	$ (2,899,418)	$ 148,550
Cayman Islands [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(1,711,094)	(714,196)
BVI [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(12,345)	(6,945)
Hong Kong [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(63,483)	(39,828)
Thailand [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	$ (1,112,496)	$ 909,519